Consolidated statements of other comprehensive income (loss) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
Loss for the year	R$ (10,834,709)	R$ (2,403,086)	R$ (635,731)
Other comprehensive income that may be reclassified to profit or loss in subsequent years:
Cash flows hedges	159,261	(5,292)	(139,281)
Post-employment benefit	655	0	0
Total comprehensive income for the year	R$ (10,674,793)	R$ (2,408,378)	R$ (775,012)